Portfolio of Investments May 31, 2026
NRK
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 170.0% (100.0% of Total Investments)
X
1,604,232,295 MUNICIPAL BONDS - 170.0%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 8.1% (4.8% of Total Investments)
$ 27,580,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 25,568,706
9,555,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000 06/01/45 7,800,989
10,000,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 1,290,266
4,680,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 4,091,221
39,715,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 38,029,055
TOTAL CONSUMER STAPLES 76,780,237
EDUCATION AND CIVIC ORGANIZATIONS - 23.8% (14.0% of Total Investments)
6,620,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Refunding Series 2016A
5 .000 07/15/42 6,640,643
9,995,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/45 4,016,609
29,145,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/47 10,268,567
970,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 909,756
850,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/53 756,745
500,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/58 438,729
725,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5 .000 06/15/52 620,370
5,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/57 5,045,172
5,325,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/62 5,359,266
397,607 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .625 11/01/29 318,086
2,063,559 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .625 11/01/34 1,650,847
542,146 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .500 11/01/39 433,717
880,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Success Academy Charter Schools Project, Series 2024
4 .000 09/01/43 842,070
1,050,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Success Academy Charter Schools Project, Series 2024
4 .000 09/01/44 994,441
2,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 2,352,300
7,510,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 6,659,446
500,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/41 454,244
2,085,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/51 1,690,248
750,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 592,912

Portfolio of Investments May 31, 2026
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,655,000 Dobbs Ferry Local Development Corporation, New York,
Revenue Bonds, Mercy College Project, Series 2014
5 .000% 07/01/44 $ 3,655,264
2,760,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 2,860,301
6,055,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 6,157,615
8,655,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 8,472,734
4,265,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 4,524,276
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4 .000 07/01/46 8,390,567
4,825,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 4,829,783
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/45 8,145,629
5,820,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/41 5,843,029
4,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2022A
4 .000 07/01/47 3,595,669
4,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5 .500 07/01/40 4,658,281
2,605,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
4 .000 07/01/43 2,539,919
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2019A
5 .000 07/01/37 2,117,536
4,125,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Green Series 2019B
5 .000 07/01/50 4,201,880
1,375,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5 .000 07/01/53 1,409,712
13,165,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4 .000 07/01/42 13,111,171
8,925,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 8,531,603
11,470,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Marist College Project, Series 2022
4 .000 07/01/49 10,083,909
7,695,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 7,043,253
1,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 1,236,566
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5 .000 07/01/53 5,965,588
635,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5 .250 06/01/49 666,660
8,315,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/51 8,315,170
15,950,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A
4 .000 03/01/45 14,875,810
7,645,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4 .000 03/01/45 7,345,599
10,000,000 Onondaga County Trust For Cultural Resources, New York,
Revenue Bonds, Syracuse University Project, Series 2019
5 .000 12/01/43 10,434,121
15,805,000 Onondaga County Trust For Cultural Resources, New York,
Revenue Bonds, Syracuse University Project, Series 2019
4 .000 12/01/47 15,058,639

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 350,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5 .000% 10/15/39 $ 350,106
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 224,464,558
FINANCIALS - 1.9% (1.1% of Total Investments)
1,615,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 1,840,554
13,835,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 16,182,335
TOTAL FINANCIALS 18,022,889
HEALTH CARE - 29.0% (17.1% of Total Investments)
6,455,000 Albany Capital Resource Corporation, New York, Revenue Bonds,
Albany Medical Center Hospital Series 2025A
5 .250 05/01/50 6,836,393
23,690,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 22,188,499
29,975,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 27,500,534
3,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000 05/01/52 3,051,912
5,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4 .000 05/01/54 4,390,514
5,645,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 5,826,404
25,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 22,706,667
10,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B
4 .000 07/01/51 9,082,667
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 1,040,225
6,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/34 6,891,605
3,250,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/33 3,397,215
2,450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/45 2,219,981
19,055,000 Dormitory Authority of the State of New York, Revenue Bonds,
Mount Sinai Health Obligated Group, Series 2025
5 .250 07/01/50 19,186,739
14,365,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/50 12,780,588
21,830,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 18,908,810
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/30 1,000,145
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/34 1,199,992
3,500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 3,367,700
7,900,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/45 7,142,841
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/27 1,000,816
1,900,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/29 1,901,596
2,600,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/30 2,601,112
3,500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/34 3,439,799
590,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 569,950
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Roswell Park Cancer Institute Obligated Group, Series 2025A
5 .500 07/01/50 1,080,328
620,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 638,903

Portfolio of Investments May 31, 2026
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 5,475,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500% 10/01/54 $ 5,805,730
15,405,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 14,537,202
8,765,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 8,764,611
3,935,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .250 12/01/50 4,016,710
4,290,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2025A
5 .500 12/01/55 4,463,731
165,000 Livingston County Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series
2005
6 .000 07/01/30 165,287
3,975,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5 .000 12/01/42 3,976,350
8,925,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 8,925,417
4,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 3,490,482
1,765,000 New York State Dormitory Authority, Revenue Bonds, Memorial
Sloan-Kettering Cancer Center Series 2025-I
5 .250 07/01/54 1,883,425
28,805,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 26,981,436
665,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 696,490
TOTAL HEALTH CARE 273,658,806
HOUSING/MULTIFAMILY - 1.2% (0.7% of Total Investments)
3,450,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4 .750 11/01/54 3,458,182
3,430,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4 .850 11/01/59 3,444,806
3,900,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 4,021,140
TOTAL HOUSING/MULTIFAMILY 10,924,128
INDUSTRIALS - 3.5% (2.1% of Total Investments)
31,530,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 31,555,618
2,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .250 09/15/52 1,479,107
120,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .500 09/15/52 93,627
TOTAL INDUSTRIALS 33,128,352
LONG-TERM CARE - 0.1% (0.1% of Total Investments)
1,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5 .000 01/01/40 1,001,518
TOTAL LONG-TERM CARE 1,001,518
TAX OBLIGATION/GENERAL - 11.5% (6.7% of Total Investments)
5,000,000 Longwood Central School District, Suffolk County, New York,
General Obligation Bonds, Tax Anticipation Note Series 2025
4 .000 09/18/26 5,020,646
10,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B - AGM Insured
5 .000 07/01/45 10,296,562
3,905,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A - AGM Insured
4 .000 04/01/51 3,657,620

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,030,000 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C
5 .000% 04/01/33 $ 5,037,633
5,000 New York City, New York, General Obligation Bonds, Fiscal 2013
Series F-1
5 .000 03/01/29 5,008
7,560,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series B-1
5 .250 10/01/32 7,780,304
4,525,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 4,626,822
6,830,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/40 6,991,152
1,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
5 .000 08/01/43 1,548,992
5,890,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
4 .000 08/01/44 5,604,062
6,500,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5 .000 08/01/38 6,869,917
5,000,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1
5 .000 03/01/44 5,215,110
10,000,000 New York City, New York, General Obligation Bonds, Fiscal 2026
Series D
5 .250 10/01/51 10,558,736
13,000,000 North Hempstead, Nassau County, New York, General Obligation
Bonds, Bond Anticipation Notes, Series 2025B
4 .000 09/18/26 13,054,076
17,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 17,270,754
4,344,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,140,227
725,000 Rochester, New York, General Obligation Bonds, Series 1999 -
NPFG Insured
5 .250 10/01/26 731,426
TOTAL TAX OBLIGATION/GENERAL 108,409,047
TAX OBLIGATION/LIMITED - 49.4% (29.1% of Total Investments)
11,625,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5 .250 11/01/55 12,425,663
25,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5 .000 11/01/48 26,496,402
85,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009A - AGC Insured
5 .625 10/01/29 85,203
3,650,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2026A
5 .000 10/01/27 3,761,802
20,910,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
4 .000 03/15/54 18,899,263
13,805,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 5
Series 2021E
4 .000 03/15/48 12,711,919
1,960,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5 .000 03/15/49 2,007,408
1,400,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 1,417,478
17,510,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 17,990,301
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018C
4 .000 03/15/45 9,653,157
5,090,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5 .000 03/15/53 5,258,992
26,265,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000 03/15/55 27,109,782
1,080,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 1,112,998
1,115,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/34 1,131,040
3,500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/36 3,546,415
5,285,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 5,346,611

Portfolio of Investments May 31, 2026
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 13,275,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000% 02/15/45 $ 13,384,225
8,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Green Series 2017B-1
4 .000 11/15/52 7,191,511
1,520,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 1,403,517
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024B-1
4 .000 11/15/54 9,032,595
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4 .000 11/15/42 9,978,984
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4 .000 11/15/52 9,068,083
5,000,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2018, Series 2017S-3
5 .000 07/15/43 5,168,346
7,500,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
4 .000 07/15/40 7,414,423
4,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 4,004,928
8,100,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1
4 .000 08/01/41 7,958,659
1,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/39 1,389,459
5,625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,673,125
7,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4 .000 11/01/42 7,325,712
8,065,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4 .000 08/01/45 7,762,892
14,120,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4 .000 02/01/51 12,954,377
18,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5 .250 05/01/48 19,001,540
6,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1
4 .250 02/01/54 6,102,958
10,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/46 10,279,627
3,960,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 4,019,696
9,980,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2019A
4 .000 03/15/49 9,329,106
9,900,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .125 03/15/52 9,181,045
10,000,000 (d) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5 .000 03/15/48 10,507,848
7,500,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/47 7,726,919
18,525,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 6,761,925
90,206,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 24,227,194
47,925,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 47,359,202
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 3,490,075
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,994,622
259,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 241,700
5,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
4 .500 05/15/47 5,143,817
11,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
4 .500 05/15/52 10,862,542

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 9,600,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000% 05/15/51 $ 9,816,118
1,325,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 1,229,623
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5 .250 05/15/52 10,461,042
10,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
4 .000 05/15/54 9,021,278
TOTAL TAX OBLIGATION/LIMITED 466,423,147
TRANSPORTATION - 16.5% (9.7% of Total Investments)
1,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2017A-1
5 .250 11/15/57 1,504,185
7,775,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .000 11/15/50 7,854,470
19,315,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 19,651,940
10,135,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A
5 .500 11/15/47 10,848,134
2,250,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/43 2,418,763
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 2,515,751
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
5 .000 11/15/32 2,593,552
2,440,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .000 11/15/39 2,453,346
2,500,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 2,475,332
20,780,000 New York State Thruway Authority, General Revenue Bonds,
Maturity Group 1 Series 2021O
4 .000 01/01/46 19,650,983
2,280,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/43 2,267,092
5,720,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/45 5,562,763
2,400,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/48 2,529,427
9,355,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B
4 .000 01/01/50 8,471,138
1,175,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/32 1,269,262
3,750,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/34 4,025,363
3,465,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/39 3,410,553
1,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/40 1,755,707
1,515,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
4 .000 09/01/43 1,499,550
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
5 .000 09/01/48 1,026,241
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 1,013,887
7,495,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/54 7,825,444
6,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirteenth Series 2019
5 .000 09/01/37 6,356,517

Portfolio of Investments May 31, 2026
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 11,500,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000% 11/15/38 $ 11,681,211
7,715,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A
5 .000 11/15/43 7,920,372
9,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5 .000 11/15/49 9,144,013
4,735,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
4 .000 11/15/56 4,218,845
3,610,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5 .000 11/15/56 3,675,718
TOTAL TRANSPORTATION 155,619,559
U.S. GUARANTEED - 2.3% (e)(1.3% of Total Investments)
1,625,000 Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2017A, (Pre-
refunded 7/01/27)
5 .000 07/01/46 1,667,614
5,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4 .000 03/15/49 5,191
15,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4 .000 03/15/49 15,574
7,190,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, (ETM)
0 .000 06/01/26 7,190,000
12,810,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, (ETM)
0 .000 06/01/26 12,810,000
TOTAL U.S. GUARANTEED 21,688,379
UTILITIES - 22.7% (13.3% of Total Investments)
4,825,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 4,990,682
10,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0 .000 06/01/27 9,688,347
15,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0 .000 06/01/28 14,060,628
10,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0 .000 06/01/29 9,055,004
520,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/46 520,881
1,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 1,012,741
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/38 5,184,901
8,815,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024A
5 .000 09/01/54 9,127,194
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5 .000 06/15/47 5,018,579
2,990,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5 .250 06/15/47 3,005,840
5,035,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5 .000 06/15/48 5,081,497
21,815,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series EE
5 .000 06/15/40 22,419,435
1,225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series DD-3
4 .000 06/15/42 1,212,000
2,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 1,978,775

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 3,085,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
5 .000% 06/15/50 $ 3,157,937
2,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series AA-2
4 .000 06/15/42 2,473,332
2,925,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series CC-1
5 .000 06/15/51 3,000,671
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2022 Series AA-1
4 .000 06/15/51 4,561,966
6,855,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1, (UB)
5 .250 06/15/52 7,208,876
32,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
4 .000 06/15/45 30,584,109
10,175,000 (f) New York Energy Finance Development Corporation, Energy
Supply Revenue Bonds, Series 2025, (Mandatory Put 12/01/33)
5 .000 07/01/56 10,529,854
14,430,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5 .000 06/15/46 14,612,454
5,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, 2010 Master Financing
Program, Green Series 2019A
5 .000 02/15/49 5,139,787
3,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, Green Series 2022B
5 .250 09/15/52 3,162,515
11,440,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/50 10,573,010
9,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/55 8,115,725
2,955,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/60 2,663,831
9,085,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/53 9,432,825
3,190,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 3,200,706
3,205,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,337,573
TOTAL UTILITIES 214,111,675
TOTAL MUNICIPAL BONDS
(Cost $1,595,331,695) 1,604,232,295
TOTAL LONG-TERM INVESTMENTS
(Cost $1,595,331,695) 1,604,232,295
FLOATING RATE OBLIGATIONS - (1.4)%   (13,480,000)
MFP SHARES, NET - (8.4)% (g) (79,647,176)
VRDP SHARES, NET - (61.7)% (h) (582,436,335)
OTHER ASSETS & LIABILITIES, NET - 1.5% 15,224,075
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 943,892,859
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.

Portfolio of Investments May 31, 2026
(continued)
NRK

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $88,770,308 or 5.5% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) When-issued or delayed delivery security.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) MFP Shares, Net as a percentage of Total Investments is 5.0%.
(h) VRDP Shares, Net as a percentage of Total Investments is 36.3%.
NRK
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,604,232,295 $ – $ 1,604,232,295
Total $ – $ 1,604,232,295 $ – $ 1,604,232,295